Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consisted of the following:
	As of December 31,
	2016	2017
	RMB	RMB
Raw materials	115,374	169,665
Work in process	30,528	30,195
Finished goods	46,470	49,875
Total	192,372	249,735